BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co. (The)
(a)
.................. 33,517 $ 6,418,506
General Dynamics Corp. .............. 14,145 3,411,491
Howmet Aerospace, Inc. .............. 24,440 878,374
Huntington Ingalls Industries, Inc. ........ 2,485 495,608
L3Harris Technologies, Inc. ............ 11,798 2,931,449
Lockheed Martin Corp. ............... 14,808 6,536,251
Northrop Grumman Corp. ............. 8,965 4,009,327
Raytheon Technologies Corp. .......... 91,374 9,052,422
Textron, Inc. ...................... 13,744 1,022,279
TransDigm Group, Inc.
(a)
.............. 3,200 2,084,928
36,840,635
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(b)
......... 7,841 844,554
Expeditors International of Washington, Inc. . 10,238 1,056,152
FedEx Corp. ...................... 14,721 3,406,292
United Parcel Service, Inc., Class B ...... 44,603 9,565,560
14,872,558
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 7,577 439,542
American Airlines Group, Inc.
(b)
.......... 37,183 678,590
Delta Air Lines, Inc. ................. 38,632 1,528,668
Southwest Airlines Co.
(b)
.............. 35,289 1,616,236
United Airlines Holdings, Inc. ........... 20,190 936,008
5,199,044
Auto Components — 0.1%
Aptiv plc
(a)
........................ 16,146 1,932,837
BorgWarner, Inc. ................... 14,242 554,014
2,486,851
Automobiles — 2.7%
Ford Motor Co. .................... 237,453 4,015,331
General Motors Co.
(a)
................ 89,565 3,917,573
Tesla, Inc.
(a)
....................... 51,147 55,116,007
63,048,911
Banks — 3.8%
Bank of America Corp. ............... 434,307 17,902,135
Citigroup, Inc. ..................... 121,216 6,472,935
Citizens Financial Group, Inc. .......... 26,073 1,181,889
Comerica, Inc. ..................... 8,340 754,186
Fifth Third Bancorp ................. 41,299 1,777,509
First Republic Bank ................. 10,912 1,768,835
Huntington Bancshares, Inc. ........... 86,010 1,257,466
JPMorgan Chase & Co. .............. 180,410 24,593,491
KeyCorp
(b)
....................... 56,346 1,261,024
M&T Bank Corp.
(b)
.................. 8,050 1,364,475
People's United Financial, Inc. .......... 25,789 515,522
PNC Financial Services Group, Inc. (The) .. 25,766 4,752,539
Regions Financial Corp. .............. 56,611 1,260,161
Signature Bank .................... 3,768 1,105,870
SVB Financial Group
(a)
............... 3,623 2,026,887
Truist Financial Corp. ................ 82,073 4,653,539
US Bancorp ...................... 82,905 4,406,401
Wells Fargo & Co. .................. 237,411 11,504,937
Zions Bancorp NA .................. 8,970 588,073
89,147,874
Beverages — 1.5%
Brown-Forman Corp., Class B .......... 11,318 758,532
Coca-Cola Co. (The)
(b)
............... 237,318 14,713,716
Constellation Brands, Inc., Class A ....... 10,077 2,320,935
Molson Coors Beverage Co., Class B ..... 11,838 631,913
Monster Beverage Corp.
(a)
............. 23,156 1,850,164
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 84,776 $ 14,189,807
34,465,067
Biotechnology — 1.9%
AbbVie, Inc. ...................... 107,924 17,495,560
Amgen, Inc. ...................... 34,386 8,315,222
Biogen, Inc.
(a)
..................... 8,758 1,844,435
Gilead Sciences, Inc. ................ 76,799 4,565,700
Incyte Corp.
(a)
..................... 12,035 955,820
Moderna, Inc.
(a)
.................... 21,783 3,752,340
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,520 4,553,698
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,496 4,043,991
45,526,766
Building Products — 0.4%
Allegion plc ....................... 5,774 633,870
AO Smith Corp. .................... 7,423 474,255
Carrier Global Corp. ................. 52,176 2,393,313
Fortune Brands Home & Security, Inc. ..... 8,068 599,291
Johnson Controls International plc ....... 42,414 2,781,086
Masco Corp. ...................... 14,695 749,445
Trane Technologies plc ............... 14,396 2,198,269
9,829,529
Capital Markets — 2.9%
Ameriprise Financial, Inc. ............. 6,671 2,003,702
Bank of New York Mellon Corp. (The) ..... 44,722 2,219,553
BlackRock, Inc.
(c)
................... 8,665 6,621,533
Cboe Global Markets, Inc. ............. 6,833 781,832
Charles Schwab Corp. (The) ........... 91,610 7,723,639
CME Group, Inc. ................... 21,945 5,219,838
FactSet Research Systems, Inc. ......... 2,340 1,015,911
Franklin Resources, Inc.
(b)
............. 18,622 519,926
Goldman Sachs Group, Inc. (The) ....... 20,699 6,832,740
Intercontinental Exchange, Inc. ......... 34,024 4,495,251
Invesco Ltd. ...................... 22,524 519,404
MarketAxess Holdings, Inc. ............ 2,386 811,717
Moody's Corp. ..................... 10,020 3,380,848
Morgan Stanley .................... 86,611 7,569,801
MSCI, Inc. ....................... 4,923 2,475,678
Nasdaq, Inc. ...................... 7,135 1,271,457
Northern Trust Corp.
(b)
............... 12,551 1,461,564
Raymond James Financial, Inc. ......... 11,501 1,264,075
S&P Global, Inc. ................... 21,607 8,862,759
State Street Corp. .................. 21,937 1,911,151
T. Rowe Price Group, Inc. ............. 14,103 2,132,233
69,094,612
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 13,603 3,399,526
Albemarle Corp. ................... 6,913 1,528,810
Celanese Corp. .................... 6,303 900,509
CF Industries Holdings, Inc. ............ 12,977 1,337,410
Corteva, Inc. ...................... 45,131 2,594,130
Dow, Inc. ........................ 44,944 2,863,832
DuPont de Nemours, Inc. ............. 30,892 2,273,033
Eastman Chemical Co. ............... 8,005 897,040
Ecolab, Inc. ...................... 15,320 2,704,899
FMC Corp. ....................... 7,905 1,040,061
International Flavors & Fragrances, Inc. .... 15,433 2,026,816
Linde plc ........................ 31,323 10,005,506
LyondellBasell Industries NV, Class A ..... 15,867 1,631,445
Mosaic Co. (The) ................... 23,268 1,547,322
PPG Industries, Inc.
(b)
................ 14,457 1,894,879
Sherwin-Williams Co. (The) ............ 14,744 3,680,397
40,325,615

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 5,434 $ 2,311,569
Copart, Inc.
(a)
..................... 13,122 1,646,417
Republic Services, Inc. ............... 13,082 1,733,365
Rollins, Inc.
(b)
..................... 13,320 466,866
Waste Management, Inc. .............. 23,733 3,761,681
9,919,898
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 13,752 1,911,253
Cisco Systems, Inc. ................. 257,354 14,350,059
F5 Networks, Inc.
(a)
................. 3,898 814,487
Juniper Networks, Inc. ............... 19,776 734,876
Motorola Solutions, Inc. .............. 10,364 2,510,161
20,320,836
Construction & Engineering — 0.0%
Quanta Services, Inc. ................ 8,682 1,142,638
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,776 1,453,344
Vulcan Materials Co. ................ 8,214 1,508,912
2,962,256
Consumer Finance — 0.6%
American Express Co.
(b)
.............. 37,580 7,027,460
Capital One Financial Corp. ............ 25,288 3,320,062
Discover Financial Services ............ 17,413 1,918,738
Synchrony Financial ................. 31,138 1,083,914
13,350,174
Containers & Packaging — 0.3%
Amcor plc ........................ 89,504 1,014,080
Avery Dennison Corp. ................ 5,012 871,938
Ball Corp. ........................ 19,549 1,759,410
International Paper Co. ............... 23,650 1,091,448
Packaging Corp. of America ........... 5,982 933,850
Sealed Air Corp. ................... 8,491 568,557
WestRock Co. ..................... 16,447 773,502
7,012,785
Distributors — 0.1%
Genuine Parts Co. .................. 8,558 1,078,479
LKQ Corp. ....................... 16,059 729,239
Pool Corp.
(b)
...................... 2,526 1,068,119
2,875,837
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 111,999 39,525,567
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ........................ 435,937 10,301,191
Lumen Technologies, Inc.
(b)
............ 56,367 635,256
Verizon Communications, Inc. .......... 256,486 13,065,397
24,001,844
Electric Utilities — 1.7%
Alliant Energy Corp. ................. 14,743 921,143
American Electric Power Co., Inc. ........ 30,600 3,052,962
Constellation Energy Corp.
(a)
........... 20,275 1,140,469
Duke Energy Corp. ................. 46,833 5,229,373
Edison International ................. 22,512 1,578,091
Entergy Corp. ..................... 12,400 1,447,700
Evergy, Inc. ....................... 14,564 995,304
Eversource Energy ................. 21,247 1,873,773
Exelon Corp. ...................... 60,700 2,891,141
FirstEnergy Corp. .................. 34,875 1,599,367
NextEra Energy, Inc. ................ 120,289 10,189,681
NRG Energy, Inc. ................... 15,211 583,494
Pinnacle West Capital Corp. ........... 6,973 544,591
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ....................... 46,525 $ 1,328,754
Southern Co. (The) ................. 64,613 4,685,088
Xcel Energy, Inc. ................... 32,705 2,360,320
40,421,251
Electrical Equipment — 0.5%
AMETEK, Inc. ..................... 13,802 1,838,150
Eaton Corp. plc .................... 24,446 3,709,925
Emerson Electric Co. ................ 36,277 3,556,960
Generac Holdings, Inc.
(a)
.............. 3,705 1,101,348
Rockwell Automation, Inc.
(b)
............ 7,067 1,978,972
12,185,355
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 37,038 2,790,813
CDW Corp. ....................... 8,186 1,464,394
Corning, Inc. ...................... 45,640 1,684,572
IPG Photonics Corp.
(a)
............... 1,856 203,715
Keysight Technologies, Inc.
(a)
........... 10,990 1,736,090
TE Connectivity Ltd. ................. 19,596 2,566,684
Teledyne Technologies, Inc.
(a)
........... 2,757 1,303,041
Trimble, Inc.
(a)
..................... 15,843 1,142,914
Zebra Technologies Corp., Class A
(a)
...... 3,129 1,294,467
14,186,690
Energy Equipment & Services — 0.3%
Baker Hughes Co. .................. 55,334 2,014,711
Halliburton Co. .................... 54,343 2,057,969
Schlumberger NV .................. 86,599 3,577,405
7,650,085
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 48,098 3,853,131
Electronic Arts, Inc. ................. 16,825 2,128,531
Live Nation Entertainment, Inc.
(a)
........ 8,358 983,235
Netflix, Inc.
(a)
...................... 27,234 10,201,584
Take-Two Interactive Software, Inc.
(a)
...... 7,327 1,126,453
Walt Disney Co. (The)
(a)
.............. 111,422 15,282,641
33,575,575
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. ...... 9,121 1,835,601
American Tower Corp. ............... 27,795 6,982,660
AvalonBay Communities, Inc. .......... 8,586 2,132,505
Boston Properties, Inc. ............... 8,983 1,157,010
Crown Castle International Corp. ........ 26,483 4,888,762
Digital Realty Trust, Inc. .............. 17,078 2,421,661
Duke Realty Corp. .................. 23,455 1,361,797
Equinix, Inc. ...................... 5,554 4,118,958
Equity Residential .................. 20,657 1,857,478
Essex Property Trust, Inc. ............. 4,038 1,395,048
Extra Space Storage, Inc. ............. 8,411 1,729,302
Federal Realty Investment Trust ......... 4,648 567,381
Healthpeak Properties, Inc. ............ 31,865 1,093,926
Host Hotels & Resorts, Inc.
(a)
........... 44,281 860,380
Iron Mountain, Inc. .................. 17,940 994,055
Kimco Realty Corp. ................. 35,696 881,691
Mid-America Apartment Communities, Inc. .. 7,052 1,477,041
Prologis, Inc. ...................... 45,465 7,341,688
Public Storage ..................... 9,436 3,682,682
Realty Income Corp. ................. 35,168 2,437,142
Regency Centers Corp. .............. 9,851 702,770
SBA Communications Corp. ........... 6,779 2,332,654
Simon Property Group, Inc. ............ 20,196 2,656,986
UDR, Inc. ........................ 18,752 1,075,802
Ventas, Inc. ...................... 24,254 1,497,927
Vornado Realty Trust ................ 9,232 418,394

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc. ..................... 27,034 $ 2,599,049
Weyerhaeuser Co. .................. 45,904 1,739,762
62,240,112
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 27,093 15,601,504
Kroger Co. (The) ................... 40,140 2,302,832
Sysco Corp. ...................... 30,585 2,497,265
Walgreens Boots Alliance, Inc.
(b)
......... 43,686 1,955,822
Walmart, Inc. ...................... 86,433 12,871,603
35,229,026
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 33,937 3,063,154
Campbell Soup Co.
(b)
................ 12,707 566,351
Conagra Brands, Inc. ................ 28,018 940,564
General Mills, Inc. .................. 36,579 2,477,130
Hershey Co. (The) .................. 8,898 1,927,574
Hormel Foods Corp. ................. 17,845 919,731
JM Smucker Co. (The) ............... 6,894 933,516
Kellogg Co. ....................... 15,378 991,727
Kraft Heinz Co. (The) ................ 42,983 1,693,100
Lamb Weston Holdings, Inc. ........... 9,237 553,389
McCormick & Co., Inc. (Non-Voting) ...... 14,830 1,480,034
Mondelez International, Inc., Class A ...... 84,302 5,292,480
Tyson Foods, Inc., Class A ............ 17,384 1,558,128
22,396,878
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,371 1,000,251
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories ................. 107,890 12,769,860
ABIOMED, Inc.
(a)
................... 2,898 959,934
Align Technology, Inc.
(a)
............... 4,425 1,929,300
Baxter International, Inc. .............. 30,591 2,372,026
Becton Dickinson and Co. ............. 17,295 4,600,470
Boston Scientific Corp.
(a)
.............. 87,809 3,889,061
Cooper Cos., Inc. (The) .............. 3,024 1,262,792
Dentsply Sirona, Inc. ................ 14,147 696,315
Dexcom, Inc.
(a)
.................... 5,833 2,984,163
Edwards Lifesciences Corp.
(a)
.......... 38,285 4,506,910
Hologic, Inc.
(a)
..................... 15,095 1,159,598
IDEXX Laboratories, Inc.
(a)
............. 5,240 2,866,595
Intuitive Surgical, Inc.
(a)
............... 22,019 6,642,692
Medtronic plc ..................... 81,834 9,079,482
ResMed, Inc. ..................... 9,017 2,186,713
STERIS plc ....................... 6,090 1,472,379
Stryker Corp. ..................... 20,469 5,472,387
Teleflex, Inc. ...................... 2,870 1,018,362
West Pharmaceutical Services, Inc. ...... 4,537 1,863,391
Zimmer Biomet Holdings, Inc. .......... 12,396 1,585,449
69,317,879
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp. ............. 8,921 1,380,168
Anthem, Inc. ...................... 14,814 7,276,933
Cardinal Health, Inc. ................. 16,541 937,875
Centene Corp.
(a)
................... 35,740 3,008,951
Cigna Corp. ...................... 19,732 4,727,985
CVS Health Corp. .................. 80,079 8,104,796
DaVita, Inc.
(a)
...................... 3,964 448,368
HCA Healthcare, Inc. ................ 14,612 3,662,059
Henry Schein, Inc.
(a)
................. 8,869 773,288
Humana, Inc. ..................... 7,936 3,453,509
Laboratory Corp. of America Holdings
(a)
.... 5,758 1,518,154
McKesson Corp. ................... 9,003 2,756,088
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
.............. 3,580 $ 1,194,252
Quest Diagnostics, Inc. ............... 7,271 995,109
UnitedHealth Group, Inc.
(b)
............. 57,630 29,389,571
Universal Health Services, Inc., Class B ... 4,713 683,149
70,310,255
Health Care Technology — 0.1%
Cerner Corp. ...................... 18,044 1,688,197
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.
(a)
.............. 2,507 5,887,564
Caesars Entertainment, Inc.
(a)
.......... 12,657 979,145
Carnival Corp.
(a)
.................... 49,845 1,007,866
Chipotle Mexican Grill, Inc.
(a)
........... 1,747 2,763,806
Darden Restaurants, Inc. ............. 7,661 1,018,530
Domino's Pizza, Inc. ................. 2,171 883,619
Expedia Group, Inc.
(a)
................ 9,179 1,796,055
Hilton Worldwide Holdings, Inc.
(a)
........ 16,902 2,564,709
Las Vegas Sands Corp.
(a)
............. 20,703 804,726
Marriott International, Inc., Class A
(a)
...... 16,472 2,894,954
McDonald's Corp. .................. 45,824 11,331,359
MGM Resorts International ............ 22,230 932,326
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 27,488 601,437
Penn National Gaming, Inc.
(a)
........... 9,804 415,886
Royal Caribbean Cruises Ltd.
(a)
......... 13,106 1,098,021
Starbucks Corp. .................... 70,280 6,393,372
Wynn Resorts Ltd.
(a)
................. 6,665 531,467
Yum! Brands, Inc. .................. 17,761 2,105,211
44,010,053
Household Durables — 0.3%
DR Horton, Inc. .................... 19,885 1,481,631
Garmin Ltd. ....................... 9,298 1,102,836
Lennar Corp., Class A ................ 16,216 1,316,253
Mohawk Industries, Inc.
(a)
............. 3,359 417,188
Newell Brands, Inc. ................. 23,373 500,416
NVR, Inc.
(a)
....................... 191 853,249
PulteGroup, Inc. ................... 15,269 639,771
Whirlpool Corp. .................... 3,635 628,055
6,939,399
Household Products — 1.3%
Church & Dwight Co., Inc. ............. 14,860 1,476,787
Clorox Co. (The) ................... 7,596 1,056,072
Colgate-Palmolive Co. ............... 50,998 3,867,178
Kimberly-Clark Corp. ................ 20,931 2,577,862
Procter & Gamble Co. (The) ........... 146,454 22,378,171
31,356,070
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(b)
.................. 38,794 998,170
Industrial Conglomerates — 1.0%
3M Co. .......................... 34,888 5,194,125
General Electric Co. ................. 67,515 6,177,623
Honeywell International, Inc. ........... 41,958 8,164,188
Roper Technologies, Inc. .............. 6,440 3,041,161
22,577,097
Insurance — 2.1%
Aflac, Inc. ........................ 36,715 2,364,079
Allstate Corp. (The) ................. 16,927 2,344,559
American International Group, Inc. ....... 50,493 3,169,446
Aon plc, Class A ................... 13,124 4,273,568
Arthur J Gallagher & Co. .............. 12,911 2,254,261
Assurant, Inc. ..................... 3,584 651,679
Brown & Brown, Inc. ................. 14,844 1,072,776
Chubb Ltd. ....................... 26,326 5,631,131

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. ............. 9,077 $ 1,234,109
Everest Re Group Ltd. ............... 2,469 744,107
Globe Life, Inc. .................... 5,321 535,293
Hartford Financial Services Group, Inc. (The) 20,424 1,466,647
Lincoln National Corp. ............... 10,293 672,750
Loews Corp. ...................... 12,657 820,427
Marsh & McLennan Cos., Inc. .......... 30,945 5,273,647
MetLife, Inc. ...................... 42,824 3,009,671
Principal Financial Group, Inc.
(b)
......... 14,234 1,044,918
Progressive Corp. (The) .............. 35,585 4,056,334
Prudential Financial, Inc. .............. 22,895 2,705,502
Travelers Cos., Inc. (The) ............. 14,700 2,686,131
Willis Towers Watson plc .............. 7,380 1,743,303
WR Berkley Corp. .................. 13,066 870,065
48,624,403
Interactive Media & Services — 5.7%
(a)
Alphabet, Inc., Class A ............... 18,390 51,149,027
Alphabet, Inc., Class C ............... 16,970 47,397,040
Match Group, Inc. .................. 17,791 1,934,593
Meta platforms, Inc., Class A ........... 141,078 31,370,104
Twitter, Inc.
(b)
...................... 47,744 1,847,216
133,697,980
Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.
(a)
................. 26,736 87,158,023
eBay, Inc.
(b)
....................... 38,911 2,228,044
Etsy, Inc.
(a)
....................... 7,814 971,124
90,357,191
IT Services — 4.2%
Accenture plc, Class A ............... 38,679 13,043,719
Akamai Technologies, Inc.
(a)
............ 10,045 1,199,273
Automatic Data Processing, Inc. ......... 25,570 5,818,198
Broadridge Financial Solutions, Inc. ...... 7,113 1,107,565
Cognizant Technology Solutions Corp., Class A 31,658 2,838,773
DXC Technology Co.
(a)
............... 15,021 490,135
EPAM Systems, Inc.
(a)
................ 3,509 1,040,805
Fidelity National Information Services, Inc. .. 37,082 3,723,774
Fiserv, Inc.
(a)
...................... 35,866 3,636,812
FleetCor Technologies, Inc.
(a)
........... 4,896 1,219,398
Gartner, Inc.
(a)
..................... 5,034 1,497,414
Global Payments, Inc. ............... 17,372 2,377,185
International Business Machines Corp.
(b)
... 54,747 7,118,205
Jack Henry & Associates, Inc. .......... 4,520 890,666
Mastercard, Inc., Class A .............. 52,730 18,844,647
Paychex, Inc. ..................... 19,955 2,723,259
PayPal Holdings, Inc.
(a)
............... 71,179 8,231,851
VeriSign, Inc.
(a)
.................... 5,702 1,268,467
Visa, Inc., Class A
(b)
................. 101,325 22,470,845
99,540,991
Leisure Products — 0.0%
Hasbro, Inc. ...................... 7,444 609,812
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............. 18,251 2,415,155
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,244 700,658
Bio-Techne Corp. ................... 2,484 1,075,671
Charles River Laboratories International, Inc.
(a)
3,035 861,849
Danaher Corp. .................... 38,824 11,388,244
Illumina, Inc.
(a)
..................... 9,499 3,318,951
IQVIA Holdings, Inc.
(a)
................ 11,871 2,744,694
Mettler-Toledo International, Inc.
(a)
....... 1,374 1,886,763
PerkinElmer, Inc. ................... 7,452 1,300,076
Thermo Fisher Scientific, Inc. ........... 24,128 14,251,203
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
.................... 3,620 $ 1,123,612
41,066,876
Machinery — 1.5%
Caterpillar, Inc. .................... 33,242 7,406,982
Cummins, Inc. ..................... 8,673 1,778,919
Deere & Co. ...................... 17,190 7,141,757
Dover Corp. ...................... 8,898 1,396,096
Fortive Corp. ...................... 21,679 1,320,902
IDEX Corp. ....................... 4,554 873,138
Illinois Tool Works, Inc. ............... 17,453 3,654,658
Ingersoll Rand, Inc.
(b)
................ 25,788 1,298,426
Nordson Corp. ..................... 3,331 756,404
Otis Worldwide Corp. ................ 26,191 2,015,398
PACCAR, Inc. ..................... 20,734 1,826,043
Parker-Hannifin Corp. ................ 7,889 2,238,583
Pentair plc ....................... 10,279 557,225
Snap-on, Inc. ..................... 3,094 635,755
Stanley Black & Decker, Inc. ........... 9,905 1,384,620
Westinghouse Air Brake Technologies Corp. . 11,620 1,117,495
Xylem, Inc. ....................... 11,261 960,113
36,362,514
Media — 1.0%
Charter Communications, Inc., Class A
(a)
... 7,282 3,972,477
Comcast Corp., Class A .............. 276,391 12,940,627
DISH Network Corp., Class A
(a)
......... 15,324 485,004
Fox Corp., Class A .................. 18,911 746,039
Fox Corp., Class B .................. 8,798 319,191
Interpublic Group of Cos., Inc. (The) ...... 24,424 865,831
News Corp., Class A ................. 24,046 532,619
News Corp., Class B ................ 5,884 132,507
Omnicom Group, Inc.
(b)
............... 12,527 1,063,292
Paramount Global, Class B
(b)
........... 37,275 1,409,368
Warner Bros Discovery, Inc., Class A
(a)
.... 11,085 276,238
Warner Bros Discovery, Inc., Class C
(a)
.... 18,348 458,150
23,201,343
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. .............. 89,773 4,465,309
Newmont Corp. .................... 48,118 3,822,975
Nucor Corp. ...................... 16,618 2,470,266
10,758,550
Multiline Retail — 0.5%
Dollar General Corp. ................ 14,055 3,129,065
Dollar Tree, Inc.
(a)
................... 13,777 2,206,386
Target Corp. ...................... 29,273 6,212,316
11,547,767
Multi-Utilities — 0.8%
Ameren Corp. ..................... 15,250 1,429,840
CenterPoint Energy, Inc. .............. 39,761 1,218,277
CMS Energy Corp. .................. 18,208 1,273,468
Consolidated Edison, Inc. ............. 22,047 2,087,410
Dominion Energy, Inc. ................ 49,642 4,218,081
DTE Energy Co. ................... 11,531 1,524,514
NiSource, Inc. ..................... 23,929 760,942
Public Service Enterprise Group, Inc. ..... 31,431 2,200,170
Sempra Energy .................... 19,602 3,295,488
WEC Energy Group, Inc. .............. 18,824 1,878,823
19,887,013
Oil, Gas & Consumable Fuels — 3.5%
APA Corp. ....................... 21,632 894,051
Chevron Corp. ..................... 117,680 19,161,834
ConocoPhillips .................... 79,563 7,956,300

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc. ................. 50,150 $ 1,352,545
Devon Energy Corp. ................. 38,755 2,291,583
Diamondback Energy, Inc. ............. 10,625 1,456,475
EOG Resources, Inc. ................ 35,804 4,268,911
Exxon Mobil Corp. .................. 258,447 21,345,138
Hess Corp. ....................... 16,924 1,811,545
Kinder Morgan, Inc. ................. 116,998 2,212,432
Marathon Oil Corp. .................. 49,300 1,237,923
Marathon Petroleum Corp. ............ 35,375 3,024,563
Occidental Petroleum Corp. ............ 54,561 3,095,791
ONEOK, Inc. ...................... 27,193 1,920,642
Phillips 66 ........................ 28,585 2,469,458
Pioneer Natural Resources Co. ......... 13,912 3,478,417
Valero Energy Corp. ................. 25,207 2,559,519
Williams Cos., Inc. (The)
(b)
............. 75,451 2,520,818
83,057,945
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 14,250 3,880,560
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. .............. 133,174 9,725,697
Catalent, Inc.
(a)
.................... 11,165 1,238,198
Eli Lilly & Co. ..................... 48,470 13,880,354
Johnson & Johnson ................. 161,087 28,549,449
Merck & Co., Inc. ................... 154,086 12,642,756
Organon & Co. .................... 14,278 498,731
Pfizer, Inc. ....................... 342,649 17,738,939
Viatris, Inc. ....................... 74,968 815,652
Zoetis, Inc. ....................... 28,961 5,461,755
90,551,531
Professional Services — 0.3%
Equifax, Inc. ...................... 7,512 1,781,095
Jacobs Engineering Group, Inc. ......... 7,630 1,051,490
Leidos Holdings, Inc. ................ 8,618 930,916
Nielsen Holdings plc ................. 21,810 594,105
Robert Half International, Inc. ........... 6,398 730,524
Verisk Analytics, Inc. ................. 9,808 2,105,091
7,193,221
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 20,079 1,837,630
Road & Rail — 1.0%
CSX Corp. ....................... 134,902 5,052,080
JB Hunt Transport Services, Inc. ........ 5,314 1,066,998
Norfolk Southern Corp. ............... 14,627 4,171,913
Old Dominion Freight Line, Inc. ......... 5,567 1,662,751
Union Pacific Corp. ................. 38,913 10,631,421
22,585,163
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.
(a)
......... 99,800 10,912,132
Analog Devices, Inc. ................. 32,096 5,301,617
Applied Materials, Inc. ............... 54,254 7,150,677
Broadcom, Inc. .................... 25,231 15,887,456
Enphase Energy, Inc.
(a)
............... 8,127 1,639,866
Intel Corp. ....................... 249,549 12,367,648
KLA Corp. ........................ 9,244 3,383,859
Lam Research Corp. ................ 8,491 4,564,847
Microchip Technology, Inc. ............. 34,471 2,590,151
Micron Technology, Inc. ............... 68,354 5,324,093
Monolithic Power Systems, Inc. ......... 2,662 1,292,880
NVIDIA Corp. ..................... 152,906 41,721,931
NXP Semiconductors NV ............. 16,465 3,047,342
Qorvo, Inc.
(a)
...................... 6,654 825,761
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................. 68,857 $ 10,522,727
Skyworks Solutions, Inc. .............. 9,750 1,299,480
SolarEdge Technologies, Inc.
(a)
.......... 3,264 1,052,216
Teradyne, Inc. ..................... 9,990 1,181,118
Texas Instruments, Inc. ............... 56,631 10,390,656
140,456,457
Software — 8.9%
Adobe, Inc.
(a)
...................... 28,820 13,130,968
ANSYS, Inc.
(a)
..................... 5,318 1,689,263
Autodesk, Inc.
(a)
.................... 13,448 2,882,579
Cadence Design Systems, Inc.
(a)
........ 17,217 2,831,508
Ceridian HCM Holding, Inc.
(a)(b)
.......... 8,556 584,888
Citrix Systems, Inc. ................. 7,857 792,771
Fortinet, Inc.
(a)
..................... 8,286 2,831,658
Intuit, Inc. ........................ 17,217 8,278,622
Microsoft Corp. .................... 458,037 141,217,388
NortonLifeLock, Inc. ................. 35,298 936,103
Oracle Corp. ...................... 96,262 7,963,755
Paycom Software, Inc.
(a)
.............. 2,923 1,012,469
PTC, Inc.
(a)
....................... 6,812 733,789
salesforce.com, Inc.
(a)
................ 60,181 12,777,630
ServiceNow, Inc.
(a)
.................. 12,288 6,843,064
Synopsys, Inc.
(a)
................... 9,468 3,155,400
Tyler Technologies, Inc.
(a)
............. 2,471 1,099,323
208,761,178
Specialty Retail — 2.0%
Advance Auto Parts, Inc. .............. 3,763 778,790
AutoZone, Inc.
(a)
................... 1,259 2,574,126
Bath & Body Works, Inc. .............. 15,798 755,144
Best Buy Co., Inc. .................. 12,815 1,164,884
CarMax, Inc.
(a)
..................... 10,229 986,894
Home Depot, Inc. (The) .............. 63,800 19,097,254
Lowe's Cos., Inc. ................... 41,164 8,322,949
O'Reilly Automotive, Inc.
(a)(b)
............ 4,066 2,785,047
Ross Stores, Inc. ................... 21,438 1,939,282
TJX Cos., Inc. (The) ................. 72,881 4,415,131
Tractor Supply Co. .................. 6,875 1,604,419
Ulta Beauty, Inc.
(a)
.................. 3,350 1,334,037
45,757,957
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ....................... 947,218 165,393,735
Hewlett Packard Enterprise Co. ......... 79,370 1,326,273
HP, Inc. ......................... 66,151 2,401,281
NetApp, Inc. ...................... 13,220 1,097,260
Seagate Technology Holdings plc ........ 12,467 1,120,783
Western Digital Corp.
(a)
............... 19,531 969,714
172,309,046
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B ................. 78,006 10,496,487
PVH Corp. ....................... 4,169 319,387
Ralph Lauren Corp. ................. 2,785 315,930
Tapestry, Inc. ...................... 15,453 574,079
Under Armour, Inc., Class A
(a)
........... 12,618 214,759
Under Armour, Inc., Class C
(a)(b)
......... 13,493 209,951
VF Corp.
(b)
....................... 19,545 1,111,329
13,241,922
Tobacco — 0.6%
Altria Group, Inc. ................... 110,853 5,792,069
Philip Morris International, Inc. .......... 94,595 8,886,255
14,678,324

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 34,407 $ 2,043,776
United Rentals, Inc.
(a)
................ 4,410 1,566,476
WW Grainger, Inc. .................. 2,654 1,368,907
4,979,159
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,858 1,797,325
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 35,757 4,589,411
Total Common Stocks — 99.7%
(Cost: $818,986,967) ............................. 2,339,362,909
Total Long-Term Investments — 99.7%
(Cost: $818,986,967) ............................. 2,339,362,909
Security
Shares
Shares Value
Short-Term Securities
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 7,625,994 $ 7,625,994
SL Liquidity Series, LLC, Money Market Series,
0.42%
(e)
....................... 27,879,140 27,870,776
Total Short-Term Securities — 1.5%
(Cost: $35,494,677) .............................. 35,496,770
Total Investments — 101.2%
(Cost: $854,481,644 ) ............................. 2,374,859,679
Liabilities in Excess of Other Assets — (1.2)% ............ (27,428,474)
Net Assets — 100.0% .............................. $ 2,347,431,205
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,530,497 $ 2,095,497 $ — $ — $ — $ 7,625,994 7,625,994 $ 85 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 18,138,902 9,736,831 — (7,049) 2,092 27,870,776 27,879,140 8,512
(b)
—
BlackRock, Inc. ............ 8,102,706 — (138,222) 100,717 (1,443,668) 6,621,533 8,665 42,744 —
$ 93,668 $ (1,441,576) $ 42,118,303 $ 51,341 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 39 06/17/22 $ 8,835 $ 380,344
Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 2,339,362,909 $ — $ — $ 2,339,362,909
Short-Term Securities ....................................... 7,625,994 — — 7,625,994
$ 2,346,988,903 $ — $ — $ 2,346,988,903
Investme nts Valued at NAV
(a)
..................................... 27,870,776
$ —
$ 2,374,859,679
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 380,344 $ — $ — $ 380,344
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.